Basis of preparation (Tables)	12 Months Ended
Oct. 31, 2023
Basis of preparation
Schedule of ownership interest

Subsidiaries	Percentage Ownership	Functional Currency
Canna Cabana Inc.	100%	Canadian Dollar
2680495 Ontario Inc.	100%	Canadian Dollar
Saturninus Partners GP	50%	Canadian Dollar
Valiant Distribution Canada Inc.	100%	Canadian Dollar
META Growth Corp.	100%	Canadian Dollar
NAC Thompson North Ltd. Partnership	49%	Canadian Dollar
NAC OCN Ltd. Partnership	49%	Canadian Dollar
HT Global Imports Inc.	100%	Canadian Dollar
2049213 Ontario Inc.	100%	Canadian Dollar
1171882 B.C. Ltd.	100%	Canadian Dollar
High Tide BV (Grasscity)	100%	European Euro
Valiant Distribution Inc.	100%	U.S. Dollar
Smoke Cartel USA, Inc.	100%	U.S. Dollar
Fab Nutrition, LLC	100%	U.S. Dollar
Halo Kushbar Retail Inc.	100%	Canadian Dollar
Nuleaf Naturals LLC	80%	U.S. Dollar
DHC Supply, LLC	100%	U.S. Dollar
DS Distribution Inc.	100%	U.S. Dollar
Enigmaa Ltd.	80%	British Pound Sterling